ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 5.3%

Investment Company – 0.1%
RIV Capital, Inc. (Canada)*	4,294,850	$571,800

Pharmaceuticals – 5.0%
Hempfusion Wellness, Inc. (Canada)*	7,964,631	796
Terrascend Corp. (Canada)*	14,307,445	29,330,262
Total Pharmaceuticals		29,331,058

REITS – 0.2%
Innovative Industrial Properties, Inc.	9,085	687,371
Power REIT*†	244,456	283,569
Total REITS		970,940

Total Common Stocks
(Cost $50,237,271)		30,873,798

MONEY MARKET FUND – 17.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(a)
(Cost $100,085,187)	100,085,187	100,085,187

Total Investments – 22.3%
(Cost $150,322,458)		130,958,985
Other Assets in Excess of Liabilities – 77.7%		456,750,916
Net Assets – 100.0%		$587,709,901

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
†	Affiliated Company.

(a)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,873,798	$-	$-	$30,873,798
Money Market Fund	100,085,187	-	-	100,085,187
Swaps†	-	206,695	-	206,695
Total	$130,958,985	$206,695	$-	$131,165,680

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(42,194)	$-	$(42,194)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Investment Company	0.1%
Pharmaceuticals	5.0
REITS	0.2
Money Market Fund	17.0
Total Investments	22.3
Other Assets in Excess of Liabilities	77.7
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2023:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	$(6,302,958)	$6,302,958	$-
4Front Ventures ORD	SOFR + 0.90%	Monthly	11/20/2026	(381,034)	375,000	(6,034)
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.25%	Monthly	11/20/2026	(788,972)	788,972	-
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 0.90%	Monthly	9/2/2024	(21,700)	22,820	1,120
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	(13,877,768)	13,877,768	-
AYR Wellness	SOFR + 0.90%	Monthly	11/20/2026	(5,021,566)	5,039,980	18,414
C21 Investments ORD	SOFR + 1.25%	Monthly	8/25/2026	(2,699,839)	2,699,839	-
C21 Investments ORD	SOFR + 0.90%	Monthly	9/2/2026	(179,362)	182,560	3,198
Columbia Care ORD	SOFR + 1.25%	Monthly	9/2/2026	(22,198,028)	22,198,028	-
Columbia Care ORD	SOFR + 0.90%	Monthly	9/2/2026	(815,084)	810,000	(5,084)
Cresco Labs ORD	SOFR + 1.25%	Monthly	11/20/2026	(37,214,147)	37,214,147	-
Cresco Labs ORD	SOFR + 0.90%	Monthly	9/2/2026	(3,529,221)	3,577,266	48,045
Curaleaf Holdings SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	(107,934,115)	107,934,115	-
Curaleaf Holdings SUB VOT ORD	SOFR + 0.90%	Monthly	11/20/2026	(9,282,902)	9,266,000	(16,902)
Glass House Brands	SOFR + 0.90%	Monthly	9/2/2026	(3,048,500)	3,082,000	33,500
Glass House Brands	SOFR + 1.25%	Monthly	11/20/2026	(12,279,548)	12,279,548	-
Gold Flora Corp	SOFR + 1.25%	Monthly	9/22/2024	(682,321)	682,321	-
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	(755,119)	755,119	-
Green Thumb Industries SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	(138,928,209)	138,928,209	-
Green Thumb Industries SUB VOT ORD	SOFR + 0.90%	Monthly	9/2/2026	(5,798,363)	5,838,000	39,637
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	(22,500)	22,500	-
Grown Rogue International	SOFR + 0.90%	Monthly	11/20/2026	(247,397)	236,250	(11,147)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	(12,792,487)	12,792,487	-
Jushi Holdings CL B SUB VOT ORD	SOFR + 0.90%	Monthly	9/2/2026	(808,163)	823,102	14,939
Lowell Farms ORD	SOFR + 1.25%	Monthly	11/20/2026	(130,377)	130,377	-
Marimed ORD	SOFR + 0.90%	Monthly	11/20/2026	(444,409)	445,568	1,159
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	(979,988)	979,988	-
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	(7,103,744)	7,103,744	-
Planet 13 Holdings ORD	SOFR + 0.90%	Monthly	9/2/2026	(973,462)	973,382	(80)
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	(12,856,987)	12,856,987	-
Terrascend ORD	SOFR + 0.90%	Monthly	11/20/2026	(1,415,602)	1,412,655	(2,947)
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	11/20/2026	(62,449,960)	62,449,960	-
Trulieve Cannabis ORD	SOFR + 0.90%	Monthly	9/2/2026	(5,072,187)	5,085,150	12,963
Vapen Mj Ventures ORD	SOFR + 1.25%	Monthly	8/25/2026	(1,266,323)	1,266,323	-
Verano Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	(68,944,512)	68,944,512	-
Verano Holdings ORD	SOFR + 0.90%	Monthly	9/2/2026	(7,018,780)	7,052,500	33,720
Net Unrealized Appreciation						$164,501

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2023, cash in the amount of $372,340,000 has been segregated as collateral from the broker for Swap contracts.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2023	Value at 9/30/2023	Dividend Income
Power REIT	$380,905	$51,418	$(41,267)	$(1,348,868)	$1,241,381	244,456	$283,569	$-
Urban-GRO, Inc.*	684,337	63,898	(739,398)	(5,080,920)	5,072,083	-	-	-
Total	$1,065,242	$115,316	$(780,665)	$(6,429,788)	$6,313,464	244,456	$283,569	$-

*	Security is no longer an affiliated company at period end.